Provisions - Reconciliation Of Changes In Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions [abstract]
Beginning balance	€ 43,745	€ 47,715
Provided in the year	2,576	1,455
Reversed in the year	(1,495)	(5,390)
Effects of movements in exchange rates	0	(35)
Ending balance	44,826	43,745
Current	44,826	43,745
Non-current	0	0
Total provisions	€ 44,826	€ 43,745